International Opportunities Fund Investment Strategy - International Opportunities Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States.The Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period.A company’s “market capitalization” is the value of its outstanding stock. As of August 31, 2026, the market capitalizations of companies included in the Index ranged from $0.00 million to $39.315 billion, with a median market capitalization of $1.05 billion. For purposes of the Fund’s 80% test above, the Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third party service provider. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities. The Fund is not limited in the amount it invests in any one country or region. The subadvisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and, as noted above, depositary receipts. Although the Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. The Fund does not employ a currency overlay strategy, but may consider currency implications during fundamental research of companies. Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment approach. One subadviser employs a bottom-up approach, selecting securities that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and styles (e.g., growth and value). Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price to earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, may emphasize either growth stocks or value stocks. The other subadviser also evaluates investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the subadviser may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time. The Fund may invest in securities of issuers that are considered by the Fund’s subadviser to have potential for earnings or revenue growth. The subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The subadviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.